Related Parties - Condensed Consolidated Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net sales of product	$ 2,082	$ 2,074	$ 6,179	$ 6,161	$ 8,197	$ 8,130	$ 8,171
Selling, general and administrative expenses	701	525	1,998	1,681	2,243	2,235	2,278
Research and development expenses	189	180	576	568	758	767	766
Related Party
Related Party Transaction [Line Items]
Selling, general and administrative expenses					678	617	576
Research and development expenses					86	87	96
Related Party | After Spin-Off
Related Party Transaction [Line Items]
Selling, general and administrative expenses	63	0	135	0
Research and development expenses	2	0	5	0
Cost of product
Related Party Transaction [Line Items]
Net sales of product	1,608	1,593	4,766	4,750	6,296	6,300	6,398
Cost of product	793	748	2,341	2,262	3,023	2,953	2,773
Cost of product | Related Party
Related Party Transaction [Line Items]
Cost of product					$ 89	$ 74	$ 106
Cost of product | Related Party | After Spin-Off
Related Party Transaction [Line Items]
Net sales of product	17	0	27	0
Cost of product	$ 171	$ 0	$ 201	$ 0